The RBB Fund, Inc.

Altair Smaller Companies Fund (the “Fund”)

Supplement dated October 12, 2016

to the Fund’s Prospectus dated December 31, 2015

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective April 30, 2016, Aaron D. Dirlam no longer serves as Director of Research for the Fund. Accordingly, effective immediately, the following changes are made to the Fund’s Prospectus:

(i)             The information under the section entitled “Summary Section — Management of the Fund — Portfolio Managers — Altair Advisers LLC” on page 5, of the Fund’s Prospectus is deleted and replaced with the following:

Portfolio Managers

	Title	Portfolio Manager of Fund since:
Altair Advisers LLC
Steven B. Weinstein	President, Chief Investment Officer	October 21, 2014
Jason M. Laurie	Managing Director	October 21, 2014
Bryan R. Malis	Managing Director	October 21, 2014
Donald J. Sorota	Managing Director	October 23, 2015

(ii)          Paragraph 3 under the section entitled “Management of The Funds — Investment Adviser” on page 10 of the Fund’s Prospectus is deleted and replaced with the following:

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination, and replacement, subject to approval by the Board of Directors. The Adviser has an investment team that is jointly responsible for the day-to-day management of the Fund. The investment team consists of Steven B. Weinstein, Jason M. Laurie, Bryan R. Malis and Donald J. Sorota.

(iii)       In addition, the biographical information for Aaron D. Dirlam under the section entitled “Management of The Funds — Investment Adviser” on page 10 of the Fund’s Prospectus is deleted in its entirety.

Please retain this Supplement for future reference.

The RBB Fund, Inc.

Altair Smaller Companies Fund (the “Fund”)

Supplement dated October 12, 2016

to the Fund’s Statement of Additional Information (“SAI”) dated December 31, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective April 30, 2016, Aaron D. Dirlam no longer serves as Director of Research for the Fund. Accordingly, effective immediately, the following changes are made to the Fund’s SAI:

(i)            The information in the table on page S-59 of the SAI under the section entitled “Investment Advisory And Other Services — The Portfolio Managers — Altair — Other Accounts” is amended to delete all references to Aaron D. Dirlam in their entirety.

(ii)  The information on page S-66 of the Fund’s Statement of Additional Information under the section entitled “Investment Advisory And Other Services — The Portfolio Managers — Fund Shares Owned by Portfolio Managers” regarding Aaron D. Dirlam is deleted in its entirety.

Please retain this supplement for future reference.